Capital Stock	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Capital Stock
18.	CAPITAL STOCK

The authorized capital stock of the Company is comprised of an unlimited number of multiple voting shares carrying six votes per share with no par value, an unlimited number of subordinate voting shares carrying one vote per share with no par value and an unlimited number of non-voting preferred shares issuable in series with no par value.

The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2017	32,696,914	$296.6
Issued upon exercise of stock options	460,449	13.7
Issued in exchange of multiple voting shares	16,070,872	1.3
Repurchased under the SIB	(8,599,508)	(67.6)
Repurchased under the NCIB	(2,320,900)	(14.3)
Balance as at January 31, 2018	38,307,827	229.7
Issued upon exercise of stock options	264,478	9.4
Issued in exchange of multiple voting shares	8,851,088	0.7
Repurchased under the NCIB	(4,383,370)	(26.4)
Balance as at January 31, 2019	43,040,023	$213.4

Multiple voting shares
Balance as at February 1, 2017	79,023,344	$6.4
Exchanged for subordinate voting shares	(16,070,872)	(1.3)
Balance as at January 31, 2018	62,952,472	$5.1
Exchanged for subordinate voting shares	(8,851,088)	(0.7)
Balance as at January 31, 2019	54,101,384	$4.4

Total outstanding as at January 31, 2019	97,141,407	$217.8

a)	Normal course issuer bid program (“NCIB”)

In March 2018, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,625,271 of its outstanding subordinate voting shares. During the year ended January 31, 2019, the Company repurchased the 3,625,271 subordinate voting shares for a total consideration of $212.3 million. In addition, during the same period, the Company completed the NCIB announced and started during the year ended January 31, 2018 and repurchased 758,099 subordinate voting shares for a total consideration of $36.3 million.

When the Company was not permitted to purchase subordinate voting shares due to regulatory restrictions or self-imposed blackout periods, an automatic share purchase plan with a designated broker allowed the purchase of subordinate voting shares under pre-set conditions. During the year January 31, 2019, the Company recognized a gain of $0.8 million in financing income related to the automatic share purchase plan. The gain represents the difference between the share price used to establish the financial liability at the end of each quarter and the amount actually paid to repurchase shares during the regulatory restrictions or self-imposed blackout periods.

For the year ended January 31, 2019, of the total consideration of $248.6 million, $26.4 million represents the carrying amount of the shares repurchased, $223.0 million represents the amount charged to retained losses and $0.8 million represents the gain recognized in net income.

In March 2017, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,078,999 of its outstanding subordinate voting shares. During the year ended January 31, 2018, the Company repurchased a total of 2,320,900 subordinate voting shares for a total consideration of $106.7 million.

As at January 31, 2018, a $38.6 million financial liability, with a corresponding amount in equity, was recorded in the consolidated statements of financial position in relation with the NCIB. This liability represented the value of subordinate voting shares expected to be repurchased by a designated broker under an automatic share purchase plan from February 1 to March 22, 2018. These subordinate voting shares are included in the outstanding subordinate voting shares as at January 31, 2018. During the year ended January 31, 2018, the Company recognized a loss of $1.0 million in financing costs related to the automatic share purchase plan.

For the year ended January 31, 2018, of the total consideration of $106.7 million, $14.3 million represents the carrying amount of the shares repurchased, $91.4 million represents the amount charged to retained losses and $1.0 million represents the loss recognized in the consolidated statement of net income.

b)	Substantial issuer bid offer (“SIB”)

On June 1, 2017, the Company announced a SIB to repurchase its subordinate voting shares for cancellation for a maximum amount of $350.0 million. During the year ended January 31, 2018, the Company repurchased 8,599,508 subordinate voting shares following the completion of the SIB for a total consideration of $350.0 million, of which $66.7 million represents the carrying amount of the shares repurchased and $283.3 million represents the amount charged to retained losses. Prior to the completion of the SIB, Beaudier group, Bain Capital and CDPQ converted respectively 3,168,019, 2,438,724 and 464,129 of multiple voting shares into an equivalent number of subordinate voting shares. These converted shares were repurchased in the SIB. The Company incurred $1.0 million of fees and expenses ($0.9 million net of income tax recovery of $0.1 million) related to the SIB, which were recorded in capital stock.

c)	Secondary offering

On September 18, 2018, Beaudier Group and Bain Capital completed a secondary offering of 8,700,000 subordinate voting shares of the Company through a syndicate of underwriters. Prior to such transaction, Beaudier Group and Bain Capital converted respectively 4,915,824 and 3,935,264 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $2.1 million of fees and expenses related to this secondary offering.

On October 17, 2017, Beaudier group, Bain Capital and CDPQ completed a secondary offering of 10,000,000 subordinate voting shares of the Company to a syndicate of underwriters. Prior to such transaction, Beaudier group, Bain Capital and CDPQ converted respectively 5,218,391, 4,017,091 and 764,518 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $0.5 million of fees and expenses related to this secondary offering.

d)	Dividend

During the year ended January 31, 2019, the Company declared four quarterly dividends of $0.09 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 13, 2018, July 13, 2018, October 12, 2018 and January 11, 2019 for a total consideration of $35.3 million to shareholders.

During the year ended January 31, 2018, the Company declared three quarterly dividends of $0.08 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on July 13, 2017, October 13, 2017 and January 12, 2018 for a total consideration of $25.3 million to shareholders.